Mortgage Banking Activities (Tables)	12 Months Ended
Dec. 31, 2021
Mortgage Banking Activities [Abstract]
Analysis of Changes in Fair Value MSRs	Table 9.1 presents the changes in MSRs measured using the fair value method.
Table 9.1: Analysis of Changes in Fair Value MSRs

	Year ended December 31,
(in millions)	2021	2020	2019
Fair value, beginning of period	$6,125	11,517	14,649
Servicing from securitizations or asset transfers (1)	1,645	1,708	1,933
Sales and other (2)	(8)	(32)	(286)
Net additions	1,637	1,676	1,647
Changes in fair value:
Due to valuation inputs or assumptions:
Mortgage interest rates (3)	1,625	(3,946)	(2,406)
Servicing and foreclosure costs (4)	(9)	(175)	48
Discount rates	(56)	27	145
Prepayment estimates and other (5)	(390)	(599)	(356)
Net changes in valuation inputs or assumptions	1,170	(4,693)	(2,569)
Changes due to collection/realization of expected cash flows (6)	(2,012)	(2,375)	(2,210)
Total changes in fair value	(842)	(7,068)	(4,779)
Fair value, end of period	$6,920	6,125	11,517
(1)Includes impacts associated with exercising cleanup calls on securitizations and our right to repurchase delinquent loans from GNMA loan securitization pools. MSRs may increase upon repurchase due to servicing liabilities associated with these delinquent GNMA loans.
(2)Includes sales and transfers of MSRs, which can result in an increase in MSRs if related to portfolios with servicing liabilities.
(3)Includes prepayment rate changes as well as other valuation changes due to changes in mortgage interest rates.
(4)Includes costs to service and unreimbursed foreclosure costs.
(5)Represents other changes in valuation model inputs or assumptions including prepayment rate estimation changes that are independent of mortgage interest rate changes.
(6)Represents the reduction in the MSR fair value for the cash flows expected to be collected during the period, net of income accreted due to the passage of time.

Economic Assumptions and Sensitivity of Residential MSRs
Table 9.2 provides key economic assumptions and sensitivity of the current fair value of residential MSRs to immediate adverse changes in those assumptions. Amounts for residential MSRs include purchased servicing rights as well as servicing rights resulting from the transfer of loans. See Note 17 (Fair Values of Assets and Liabilities) for additional information on key economic assumptions for residential MSRs.

Table 9.2: Economic Assumptions and Sensitivity of Residential MSRs

($ in millions, except cost to service amounts)	Dec 31, 2021	Dec 31, 2020
Fair value of interests held	$6,920	6,125
Expected weighted-average life (in years)	4.7	3.7

Key economic assumptions:
Prepayment rate assumption (1)	14.7%	19.9
Impact on fair value from 10% adverse change	$356	434
Impact on fair value from 25% adverse change	834	1,002

Discount rate assumption	6.4%	5.8
Impact on fair value from 100 basis point increase	$276	229
Impact on fair value from 200 basis point increase	529	440

Cost to service assumption ($ per loan)	106	130
Impact on fair value from 10% adverse change	165	181
Impact on fair value from 25% adverse change	411	454
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

Managed Servicing Portfolio
We present the components of our managed servicing portfolio in Table 9.3 at unpaid principal balance for loans serviced and subserviced for others and at book value for owned loans serviced.
Table 9.3: Managed Servicing Portfolio

(in billions)	Dec 31, 2021	Dec 31, 2020
Residential mortgage servicing:
Serviced and subserviced for others	$718	859
Owned loans serviced	276	323
Total residential servicing	994	1,182
Commercial mortgage servicing:
Serviced and subserviced for others	597	583
Owned loans serviced	130	123
Total commercial servicing	727	706
Total managed servicing portfolio	$1,721	1,888
Total serviced for others, excluding subserviced for others	$1,304	1,431
MSRs as a percentage of loans serviced for others	0.63%	0.52
Weighted average note rate (mortgage loans serviced for others)	3.82	4.03

Mortgage Banking Noninterest Income	Table 9.4 presents the components of mortgage banking noninterest income.
Table 9.4: Mortgage Banking Noninterest Income

		Year ended December 31,
(in millions)		2021	2020	2019
Servicing fees:
Contractually specified servicing fees, late charges and ancillary fees		$2,801	3,250	3,660
Unreimbursed direct servicing costs (1)		(332)	(620)	(403)
Servicing fees		2,469	2,630	3,257
Amortization (2)		(225)	(308)	(274)
Changes due to collection/realization of expected cash flows (3)	(A)	(2,012)	(2,375)	(2,210)
Net servicing fees		232	(53)	773
Changes in fair value of MSRs due to valuation inputs or assumptions (4)	(B)	1,170	(4,693)	(2,569)
Net derivative gains (losses) from economic hedges (5)		(1,208)	4,607	2,318
Market-related valuation changes to MSRs, net of hedge results		(38)	(86)	(251)
Total net servicing income		194	(139)	522
Net gains on mortgage loan originations/sales (6)		4,762	3,632	2,193
Total mortgage banking noninterest income		4,956	3,493	2,715
Total changes in fair value of MSRs carried at fair value	(A)+(B)	$(842)	(7,068)	(4,779)
(1)Includes costs associated with foreclosures, unreimbursed interest advances to investors, and other interest costs.
(2)Includes a $41 million reversal of impairment recorded in 2021 on the commercial amortized MSRs. Also, includes a $37 million impairment recorded in 2020 on the commercial amortized MSRs.
(3)Represents the reduction in the MSR fair value for the cash flows expected to be collected during the period, net of income accreted due to the passage of time.
(4)Refer to the analysis of changes in fair value MSRs presented in Table 9.1 in this Note for more detail.
(5)See Note 16 (Derivatives) for additional discussion and detail on economic hedges.
(6)Includes net gains (losses) of $1.2 billion, $(1.8) billion and $(141) million at December 31, 2021, 2020 and 2019, respectively, related to derivatives used as economic hedges of mortgage loans held for sale and derivative loan commitments.